AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 24, 2015

File No. 333-192288

File No. 811-22911

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 4	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 8	☒

REALITY SHARES ETF TRUST

(Exact Name of Registrant as Specified in Charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of Principal Executive Offices, Zip Code)

(619) 487-1445

(Registrant’s Telephone Number, including Area Code)

Eric Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and Address of Agent for Service)

Copy to:

Richard F. Morris, Esquire

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178

It is proposed that this filing become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 4 relates solely to the Reality Shares NASDAQ-100 DIVS Index ETF and the Reality Shares DIVS Index ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California on the 24th day of March, 2015.

REALITY SHARES ETF TRUST

By:	/s/ Eric R. Ervin
Eric R. Ervin
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Eric R. Ervin	Trustee and President	March 24, 2015
Eric R. Ervin

/s/ Christopher Nero*	Trustee	March 24, 2015
Chris Nero

/s/ Michael S. Rosen*	Trustee	March 24, 2015
Michael Rosen

/s/ Nathaniel R. Singer*	Trustee	March 24, 2015
Nathaniel Singer

/s/ Rick Slaughter*	Trustee	March 24, 2015
Rick Slaughter

/s/ Tom Trivella	Treasurer	March 24, 2015
Tom Trivella

*By:	/s/ Tom Trivella
Tom Trivella
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase